Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current trade payables	R$ 4,612,112	R$ 4,237,229
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	4,052,047	3,940,624
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	560,065	296,605
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	4,612,112	4,237,229
Trade Suppliers Related To Materials And Services 1 [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	3,970,040	3,842,435
Trade Suppliers Related To Interconnection [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	50,519	67,724
Trade Suppliers Related To Roaming [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	64	1,857
Trade Suppliers Related To Roaming [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	340,004	135,563
Trade Suppliers Related To Co Billing [Member] | Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	31,424	28,608
Trade Suppliers Related To Materials And Services [Member] | Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Current trade payables	R$ 220,061	R$ 161,042